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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number 811-004727

                      Phoenix Strategic Equity Series Fund
               (Exact name of registrant as specified in charter)

                101 Munson Street              Greenfield, MA 01301-9668
    (Address of principal executive offices)           (Zip code)

        John Beers, Esq. Phoenix Life Ins. Co. One American Row Hartford,
                                  CT 06103-289
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-243-1574

Date of fiscal year end: 4/30

Date of reporting period: 7/1/07-6/30/08

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S) (S)
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507-

                              GENERAL INSTRUCTIONS

A. Rule as to Use of Form N-PX.

     Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the "Act") and Rule 30bl-4 under the Act (17 CFR 270.30bl-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 ((S) (S) 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B. Application of General Rules and Regulations.

     The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

                    Persons who are to respond to the collection of information contained in this form are not required to respond unless
SEC 2451 (4-03)     the form displays a currently valid OMB control number.

Instructions.

1. In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term "series" means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2. The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04727
Reporting Period: 07/01/2007 - 06/30/2008
Phoenix Strategic Equity Series Fund









========================= PHOENIX DYNAMIC GROWTH FUND ==========================


CROCS, INC

Ticker:       CROX           Security ID:  227046109
Meeting Date: JUL 9, 2007    Meeting Type: Annual
Record Date:  MAY 31, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Election of Directors: Raymond D.         FOR       FOR        Management
      Croghan, Michael E. Marks, Richard L.
      Sharp
2     Approve Cash/Stock Bonus Plan             FOR       FOR        Management
3     Approve Stock Compensation Plan           FOR       FOR        Management
4     Aprrove Cash/Stock Bonus Plan             FOR       FOR        Management
5     Increase Share Capital                    FOR       FOR        Management
6     Ratify Appointment Of Independent         FOR       FOR        Management
      Auditors


--------------------------------------------------------------------------------

CROCS, INC

Ticker:       CROX           Security ID:  227046109
Meeting Date: JUL 9, 2007    Meeting Type: Annual
Record Date:  MAY 31, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Election of Directors: Raymond D.         FOR       FOR        Management
      Croghan, Michael E. Marks, Richard L.
      Sharp
2     Approve Cash/Stock Bonus Plan             FOR       FOR        Management
3     Approve Stock Compensation Plan           FOR       FOR        Management
4     Aprrove Cash/Stock Bonus Plan             FOR       FOR        Management
5     Increase Share Capital                    FOR       FOR        Management
6     Ratify Appointment Of Independent         FOR       FOR        Management
      Auditors


--------------------------------------------------------------------------------

HARRIS CORPORATION

Ticker:       HRS            Security ID:  413875105
Meeting Date: OCT 26, 2007   Meeting Type: ANNUAL
Record Date:  AUG 31, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1A    Election of Directors (Majority Voting)   FOR       FOR        Management
1B    Election of Directors (Majority Voting)   FOR       FOR        Management
1C    Election of Directors (Majority Voting)   FOR       FOR        Management
2     Ratify Appointment Of Independent         FOR       FOR        Management
      Auditors


--------------------------------------------------------------------------------

HARRIS CORPORATION

Ticker:       HRS            Security ID:  413875105
Meeting Date: OCT 26, 2007   Meeting Type: ANNUAL
Record Date:  AUG 31, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1A    Election of Directors (Majority Voting)   FOR       FOR        Management
1B    Election of Directors (Majority Voting)   FOR       FOR        Management
1C    Election of Directors (Majority Voting)   FOR       FOR        Management
2     Ratify Appointment Of Independent         FOR       FOR        Management
      Auditors


--------------------------------------------------------------------------------

POLO RALPH LAUREN CORPORATION

Ticker:       RL             Security ID:  731572103
Meeting Date: AUG 9, 2007    Meeting Type: ANNUAL
Record Date:  JUN 25, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Election of Directors: Frank A. Bennack,  FOR       FOR        Management
      Jr., Joel L. Fleishman
2     Approve Cash/Stock Bonus Plan             FOR       FOR        Management
3     Ratify Appointment Of Independent         FOR       FOR        Management
      Auditors


--------------------------------------------------------------------------------

POLO RALPH LAUREN CORPORATION

Ticker:       RL             Security ID:  731572103
Meeting Date: AUG 9, 2007    Meeting Type: ANNUAL
Record Date:  JUN 25, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Election of Directors: Frank A. Bennack,  FOR       FOR        Management
      Jr., Joel L. Fleishman
2     Approve Cash/Stock Bonus Plan             FOR       FOR        Management
3     Ratify Appointment Of Independent         FOR       FOR        Management
      Auditors


--------------------------------------------------------------------------------

PRECISION CASTPARTS CORP.

Ticker:       PCP            Security ID:  740189105
Meeting Date: AUG 14, 2007   Meeting Type: ANNUAL
Record Date:  JUN 21, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Election of Drectors: Peter R.            FOR       FOR        Management
      Bridenbaugh, Steven G. Rothmeier, Rick
      Schmidt, Daniel J. Murphy
2     Approve Stock Compensation Plan           FOR       FOR        Management


--------------------------------------------------------------------------------

PRECISION CASTPARTS CORP.

Ticker:       PCP            Security ID:  740189105
Meeting Date: AUG 14, 2007   Meeting Type: ANNUAL
Record Date:  JUN 21, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Election of Drectors: Peter R.            FOR       FOR        Management
      Bridenbaugh, Steven G. Rothmeier, Rick
      Schmidt, Daniel J. Murphy
2     Approve Stock Compensation Plan           FOR       FOR        Management


--------------------------------------------------------------------------------

SALESFORCE.COM, INC

Ticker:       CRM            Security ID:  79466L302
Meeting Date: JUL 12, 2007   Meeting Type: ANNUAL
Record Date:  MAY 22, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
2     Ratify Appointment Of Independent         FOR       FOR        Management
      Auditors


--------------------------------------------------------------------------------

SALESFORCE.COM, INC

Ticker:       CRM            Security ID:  79466L302
Meeting Date: JUL 12, 2007   Meeting Type: ANNUAL
Record Date:  MAY 22, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
2     Ratify Appointment Of Independent         FOR       FOR        Management
      Auditors
========== END NPX REPORT
</PRE>

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                                   SIGNATURES
                           [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Strategic Equity Series Fund


By (Signature and Title)* /s/ George R. Alyward
                          --------------------------------
                          George R. Alyward, President

Date July 31, 2008

* Print the name and title of each signing officer under his or her signature.

                                        3